Long-term debt (Tables)	12 Months Ended
Mar. 31, 2021
Schedule of Long-term Debt Instruments
The below table presents the balance of long-term debt as of March 31, 2020 and March 31, 2021 and the related contractual rates and maturity dates:

	As of,
	March 31, 2020				March 31, 2021
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)
Subordinated debt
Subordinated debt (other than perpetual debt)	2021-2030	7.56% to 10.20%	Rs.	133,730.8	2022-2031	7.35% to 10.20%	Rs.	126,240.0	US$	1,726.0
Perpetual debt	2023-2030	8.84% to 9.70%		84,972.7	2023-2030	8.84% to 9.70%		84,976.1		1,161.8
Others*
Variable rate—(1)	2021-2023	0.80% to 2.87%		59,018.7	2022-2024	0.11% to 1.33%		50,935.8		696.4
Variable rate—(2)	2021-2024	7.50% to 8.95%		118,083.8	2022-2025	5.90% to 7.75%		97,418.0		1,331.9
Fixed rate—(1)	2021-2030	4.15% to 9.56%		630,712.3	2022-2032	2.80% to 9.56%		815,188.3		11,145.7

Total			Rs.	1,026,518.3			Rs.	1,174,758.2	US$	16,061.8

*	Variable rate (1) represent foreign currency debt. Variable rate debt is typically indexed to LIBOR, T-bill rates, Marginal cost of funds based lending rates (MCLR), among others.

Maturities of Long-Term Debt Disclosures
The scheduled maturities of long-term debt are set out below:

	As of March 31, 2021
	(In millions)
Due in the twelve months ending March 31:
2022	Rs.	98,617.5	US$	1,348.3
2023		336,114.4		4,595.5
2024		210,475.8		2,877.7
2025		133,798.1		1,829.3
2026		29,748.7		406.7
Thereafter		281,027.6		3,842.3

Total (1)	Rs.	1,089,782.1	US$	14,899.8

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 84,976.1 million (net of debt issuance cost).

Long-term Debt
Schedule of Long-term Debt Instruments
Long-term debt as of March 31, 2020 and March 31, 2021 comprised of the following:

	As of March 31,
	2020		2021		2021
	(In millions)
Subordinated debt	Rs.	218,755.0	Rs.	211,270.0	US$	2,888.6
Others*		808,222.0		964,014.9		13,180.4
Less: Debt issuance cost		(458.7)		(526.7)		(7.2)

Total	Rs.	1,026,518.3	Rs.	1,174,758.2	US$	16,061.8

*
Includes securities sold under repurchase agreements amounting to Rs. 17,260.0 million with stated interest rate of 5.15% per annum and Rs. 90,200.0 (
US$
 1,233.3 million) with stated interest rate of 4.0
% per annum for the
year
ended March 31, 2020 and March 31, 2021, respectively, under RBI long-term repo operation with a three- year maturity period.